CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, amount at Dec. 31, 2019	$ 643,831	$ 4,000	$ 6,898	$ 2,215,020	$ (1,582,087)
Net loss	(76,876)	$ 0	$ 0	0	(76,876)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net loss	(69,967)	0	$ 0	0	(69,967)
Stock issued for cash, shares			380,000
Stock issued for cash, amount	265,000	$ 0	$ 38	264,962	0
Balance, shares at Mar. 31, 2021		40,000,000	69,364,086
Balance, amount at Mar. 31, 2021	761,988	$ 4,000	$ 6,936	2,479,982	(1,728,930)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net loss	(1,092,085)
Balance, shares at Sep. 30, 2021		40,000,000	69,914,086
Balance, amount at Sep. 30, 2021	197,745	$ 4,000	$ 6,991	2,937,802	(2,751,048)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net loss	(1,625,124)	0	$ 0	0	(1,625,124)
Stock issued for cash, shares			555,000
Stock issued for cash, amount	415,000	0	$ 55	414,945	0
Stock issued for professional services, shares			865,000
Stock issued for professional services, amount	715,012	$ 0	$ 87	714,925	0
Balance, shares at Dec. 31, 2021		40,000,000	70,404,086
Balance, amount at Dec. 31, 2021	71,843	$ 4,000	$ 7,040	3,344,890	(3,284,087)
Balance, shares at Mar. 31, 2021		40,000,000	69,364,086
Balance, amount at Mar. 31, 2021	761,988	$ 4,000	$ 6,936	2,479,982	(1,728,930)
Net loss	(444,331)	0			(444,331)
Stock issued for cash, shares			175,000
Stock issued for cash, amount	150,000	0	$ 18	148,982	0
Stock issued for professional services, shares			150,000
Stock issued for professional services, amount	151,500	$ 0	$ 15	151,485	0
Balance, shares at Jun. 30, 2021		40,000,000	69,689,086
Balance, amount at Jun. 30, 2021	619,157	$ 4,000	$ 6,969	2,781,449	(2,173,261)
Net loss	(577,787)	0			(577,787)
Stock issued for professional services, shares			225,000
Stock issued for professional services, amount	156,375	$ 0	$ 22	156,353	0
Balance, shares at Sep. 30, 2021		40,000,000	69,914,086
Balance, amount at Sep. 30, 2021	197,745	$ 4,000	$ 6,991	2,937,802	(2,751,048)
Balance, shares at Dec. 31, 2021		40,000,000	70,404,086
Balance, amount at Dec. 31, 2021	71,843	$ 4,000	$ 7,040	3,344,890	(3,284,087)
Net loss	(296,435)	0	$ 0	0	(296,435)
Stock issued for cash, shares			631,530
Stock issued for cash, amount	337,500	0	$ 63	337,437	0
Stock issued for professional services, shares			484,214
Stock issued for professional services, amount	336,390	$ 0	$ 48	336,342	0
Balance, shares at Mar. 31, 2022		40,000,000	71,519,830
Balance, amount at Mar. 31, 2022	449,298	$ 4,000	$ 7,151	4,018,669	(3,580,522)
Balance, shares at Dec. 31, 2021		40,000,000	70,404,086
Balance, amount at Dec. 31, 2021	71,843	$ 4,000	$ 7,040	3,344,890	(3,284,087)
Net loss	$ (777,911)
Stock issued for professional services, shares	1,224,242
Stock issued for professional services, amount	$ 671,045
Balance, shares at Sep. 30, 2022		40,000,000	69,169,858
Balance, amount at Sep. 30, 2022	302,477	$ 4,000	$ 6,917	4,353,558	(4,061,998)
Balance, shares at Mar. 31, 2022		40,000,000	71,519,830
Balance, amount at Mar. 31, 2022	449,298	$ 4,000	$ 7,151	4,018,669	(3,580,522)
Net loss	(264,295)	0	$ 0	0	(264,295)
Stock issued for professional services, shares			184,174
Stock issued for professional services, amount	92,190	$ 0	$ 19	92,171	0
Balance, shares at Jun. 30, 2022		40,000,000	71,704,004
Balance, amount at Jun. 30, 2022	277,193	$ 4,000	$ 7,170	4,110,840	(3,844,817)
Net loss	(217,181)	0	$ 0	0	(217,181)
Stock issued for professional services, shares			555,854
Stock issued for professional services, amount	242,465		$ 56	242,409
Stock cancelled, shares			(3,090,000)
Stock cancelled, amount	0	$ 0	$ (309)	309	0
Balance, shares at Sep. 30, 2022		40,000,000	69,169,858
Balance, amount at Sep. 30, 2022	$ 302,477	$ 4,000	$ 6,917	$ 4,353,558	$ (4,061,998)